Financial Instruments (Tables)	3 Months Ended
Mar. 31, 2026
Financial Instruments [Abstract]
Schedule of Maturity of Financial Assets

The following table provides breakdown by maturity of financial assets as at March 31, 2026:

	Carrying amount	Contractual cash flows
		Remaining 2026	2027	2028	2029	2030	Thereafter
Cash and cash equivalents	$522,725	$522,725	$—	$—	$—	$—	$—
Trade and other receivables, excluding deferred receivables	51,394	51,394	—	—	—	—	—
Deferred receivables	23,263	6,026	14,318	715	706	698	800
Other financial assets	1,752	426	—	—	—	—	1,326
	$599,134	$580,571	$14,318	$715	$706	$698	$2,126

(1)      Indebtedness excludes deferred financing costs, prepayment options, warrants and loss on repayment. The contractual cash flows for Telesat Lightspeed Financing include anticipated future drawings and mandatory repayments against the loan.

Schedule of Contractual Maturities of Financial Liabilities

The contractual maturities of financial liabilities as at March 31, 2026 were as follows:

	Carrying amount	Contractual cash flows (undiscounted)	Remaining 2026	2027	2028	2029	2030	Thereafter
Trade and other payables	$88,845	$88,845	$88,845	$—	$—	$—	$—	$—
Customer and other deposits	1,391	1,391	576	520	137	—	—	158
Satellite performance incentive payments	12,735	14,752	3,890	2,662	2,544	2,544	2,544	568
Derivative liabilities	848,313	848,313	848,313	—	—	—	—	—
Other financial liabilities	2,196	2,196	2,196	—	—	—	—	—
Indebtedness(1)	3,879,505	6,966,433	2,537,737	636,464	215,254	475,444	568,793	2,532,741
	$4,832,985	$7,921,930	$3,481,557	$639,646	$217,935	$477,988	$571,337	$2,533,467

(1)      Indebtedness excludes deferred financing costs, prepayment options, warrants and loss on repayment. The contractual cash flows for Telesat Lightspeed Financing include anticipated future drawings and mandatory repayments against the loan.

Schedule of Interest Payable and Interest Payments

The interest payable and interest payments included in the carrying value and contractual cash flows, respectively, in the above table, were as follows:

	Interest payable	Interest payments
Satellite performance incentive payments	$422	$2,439
Indebtedness	$34,991	$1,126,045

Schedule of Financial Assets and Financial Liabilities

Financial assets and liabilities recorded on the balance sheets and the fair value hierarchy levels used to calculate those values were as follows:

As at March 31, 2026	Amortized cost	Fair value through profit or loss	Fair value	Fair value hierarchy
Cash and cash equivalents	$522,725	$—	$522,725	Level 1
Trade and other receivables	58,823	—	58,823	(1)
Other current financial assets	426	—	426	Level 1
Other long-term financial assets	17,160	—	17,160	Level 1
Trade and other payables	(88,845)	—	(88,845)	(1)
Other current financial liabilities	(41,537)	(848,313)	(889,831)	Level 2, Level 3
Other long-term financial liabilities	(9,788)	—	(9,776)	Level 2
Indebtedness(2)	(3,844,514)	—	(3,008,025)	Level 2
	$(3,385,550)	$(848,313)	$(3,397,343)
As at December 31, 2025	Amortized cost	Fair value through profit or loss	Fair value	Fair value hierarchy
Cash and cash equivalents	$509,798	$—	$509,798	Level 1
Trade and other receivables	58,422	—	58,422	(1)
Other current financial assets	430	—	430	Level 1
Other long-term financial assets	18,283	—	18,283	Level 1
Trade and other payables	(57,447)	—	(57,447)	(1)
Other current financial liabilities	(25,205)	(832,432)	(857,652)	Level 2
Other long-term financial liabilities	(10,091)	—	(10,014)	Level 2, Level 3
Indebtedness(2)	(3,660,787)	—	(2,845,442)	Level 2
	$(3,166,597)	$(832,432)	$(3,183,622)

(1)      Trade and other receivables and trade and other payables approximate fair value due to the short-term maturity of these instruments.

(2)      Indebtedness excludes deferred financing costs, prepayment options, warrants and loss on prepayment.

Schedule of Percentage of Face Value of the Indebtedness	The rates used, which are a percentage of face value of the indebtedness, were as follows:
	March 31, 2026	December 31, 2025
Term Loan B – U.S. Facility	80.12%	79.21%
2027 Senior Unsecured Notes	47.44%	46.84%
2027 Senior Secured Notes	77.89%	77.41%
2026 Senior Secured Notes	80.36%	80.16%
Telesat Lightspeed Financing	83.66%	84.92%

Schedule of Movements in Telesat Lightspeed Financing Warrants

The movements in Telesat Lightspeed Financing Warrants were as follows:

	Government of Canada	Government of Quebec	Total
As at December 31, 2025	$701,340	$131,092	$832,432
Change in fair value	13,329	2,492	15,821
Impact of foreign exchange	51	9	60
As at March 31, 2026	$714,720	$133,593	$848,313